Taxes (Details 2)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	$ 67,292	¥ 483,725	¥ 258,718
Impairment loss for investment	55,645	400,000	240,000
Net operating loss carry forward	2,287,483	16,443,342	18,180,820
Inventory reserve	17,756	127,639	26,469
Right of use	3,457	24,848	152,685
Less: valuation allowance	(2,431,633)	(17,479,554)	(15,927,164)
Deferred tax assets, net			2,931,528
Deferred tax liabilities:
Recognition of intangible assets arising from business acquisition
Deferred tax liabilities, net
Total deferred tax liabilities, net			¥ 2,931,528